GENERAL AND ADMINISTRATIVE	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
GENERAL AND ADMINISTRATIVE [Text Block]
15.	GENERAL AND ADMINISTRATIVE

	Year ended
	December 31	December 31
	2017	2016

Depreciation and depletion	$282	$248
Share-based compensation	2,407	3,011
Salaries, wages and benefits	2,240	3,324
Direct general and administrative expenditures	2,985	2,701
	$7,914	$9,284

Included in salaries, wages and benefits is $484 in director’s deferred share unit recovery for the year ended December 31, 2017 (December 31, 2016 – expense of $1,213.